INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
Balance as of December 31, 2017

License and Knowhow
Cost
Balance as of January 1, 2017	1,496
Additions	30
Balance as of December 31, 2017	1,526

Accumulated Amortization
Balance as of January 1, 2017	723
Additions	168
Balance as of December 31, 2017	891

Amortized cost
Balance as of December 31, 2017	635

Balance as of December 31, 2016

License and Knowhow
Cost
Balance as of January 1, 2016	1,466
Additions	30
Balance as of December 31, 2016	1,496

Accumulated Amortization
Balance as of January 1, 2016	570
Additions	153
Balance as of December 31, 2016	723

Amortized cost
Balance as of December 31, 2016	773